ORGANIZATION AND NATURE OF OPERATIONS - Activities of TRX (Details)	Oct. 31, 2023
TRX HK
ORGANIZATION AND NATURE OF OPERATIONS
Ownership interest held	100.00%
TRX BJ
ORGANIZATION AND NATURE OF OPERATIONS
Ownership interest held	100.00%
NDB Technology
ORGANIZATION AND NATURE OF OPERATIONS
Ownership interest held	100.00%
TYDW Technology
ORGANIZATION AND NATURE OF OPERATIONS
Ownership interest held	100.00%
Hengbang Insurance
ORGANIZATION AND NATURE OF OPERATIONS
Ownership interest held	99.80%